OPERATING LEASES (Narrative) (Details)			3 Months Ended	12 Months Ended
	Oct. 01, 2017 ft²	Aug. 01, 2017 ft²	Mar. 31, 2018 USD ($) a	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) a
CRD [Member]
Operating Leased Assets [Line Items]
Equity Method Investments, Percentage			50.00%				50.00%
Lease amount from father of directors and members			$ 1				$ 1
Hemp Laboratory - Golden, Colorado [Member]
Operating Leased Assets [Line Items]
Area of lease | ft²		9,882
Maturity date		Jul. 31, 2020
Hemp Laboratory - Golden, Colorado [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Basic rent per month				$ 3,800	$ 3,500	$ 3,302
Colorado Extraction Facility [Member]
Operating Leased Assets [Line Items]
Area of lease | ft²	40,000
Maturity date	Sep. 30, 2018
Basic rent per month			$ 7,500			$ 7,500
Jamaica Cultivation and Extraction Facility [Member]
Operating Leased Assets [Line Items]
Area of lease | a			28				28